Allianz Life Insurance Company of North America
5701 Golden Hills Drive
Minneapolis, MN  55416
(763) 765-2913

April 29, 2002

VIA EDGAR

_________

Securities and Exchange Commission
Division of Investment Management
Office of Insurance Products
450 Fifth Street N.W.
Washington, D.C.  20549

     RE:     Allianz Life Variable Account B
             File No.  333-06709
             ________________________________

Dear Sir/Madam:

Pursuant to Securities Act Rule 497(j), we hereby certify that the Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) does not differ from that contained in the most recent Post-effective Amendment, which Amendment has been filed electronically.

If you have any questions or comments, please feel free to contact the undersigned.


Sincerely,

Allianz Life Insurance Company of North America


By:  /s/  Stewart D. Gregg
    ________________________________
          Stewart D. Gregg